Exhibit 99.2

Discover Card Execution Note Trust DiscoverSeries Monthly Statement

Distribution Date: May 15, 2009

Month Ending: April 30, 2009

Pursuant to the Indenture dated as of July 26, 2007 (the "Indenture") by and between Discover Card Execution Note Trust (the "Note Issuance Trust") and U.S. Bank National Association as Indenture Trustee (the "Indenture Trustee") and the Indenture Supplement dated as of July 26, 2007 for the DiscoverSeries Notes, by and between the Note Issuance Trust and the Indenture Trustee (the "Indenture Supplement"), the Note Issuance Trust is required to prepare certain information each month regarding current distributions to noteholders. We have set forth below this information regarding the DiscoverSeries Notes and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Indenture or the Indenture Supplement. The Indenture and Indenture Supplement were filed with the Securities and Exchange Commission under file number 333-141703-02 as follows:

Indenture	As Exhibit 4.5 to the Note Issuance Trust's current report on Form 8-K filed on July 27, 2007.
Indenture Supplement	As Exhibit 4.6 to the Note Issuance Trust's current report on Form 8-K filed on July 27, 2007.

1. Interest to be paid on this Distribution Date:

							Amount of interest paid
						Amount of	on this Distribution
		LIBOR	Interest		Number of Days in	interest paid on	Date per $1,000 of
		Determination	Payment		the Interest	this Distribution	Outstanding Dollar
Tranche	CUSIP Number	Date	Date	Interest Rate	Accrual Period	Date	Principal Amount

Class A (2007-1)	254683AC9		05/15/2009	5.65000%	30	$4,708,333.33	$4.708333330
Class A (2007-2)	254683AD7	03/12/2009	06/15/2009	1.66000%		$0.00	$0.000000000
Class A (2008-1)	254683AE5	04/09/2009	05/15/2009	1.00125%	30	$750,937.50	$0.834375000
Class A (2008-2)	254683AF2	04/09/2009	05/15/2009	1.45125%	30	$1,209,375.00	$1.209375000
Class A (2008-3)	254683AG0		05/15/2009	5.10000%	30	$3,612,500.00	$4.250000000
Class A (2008-4)	254683AH8		05/15/2009	5.65000%	30	$3,531,250.00	$4.708333333
Class A (2008-A)			05/15/2009	1.05657%	30	$440,236.82	$0.880473640
Class A (2008-B)						$0.00
Class A (2008-C)						$0.00

Total Class A						$14,252,632.65

Class B (2007-1)	254683AB1	04/09/2009	05/15/2009	0.69125%	30	$115,208.33	$0.576041650
Class B (2007-2)		04/09/2009	05/15/2009	1.30125%	30	$124,703.13	$1.084375043
Class B (2008-1)		04/09/2009	05/15/2009	3.45125%	30	$244,463.54	$2.876041647
Class B (2008-2)		04/09/2009	05/15/2009	3.55125%	30	$295,937.50	$2.959375000
Class B (2008-3)		04/09/2009	05/15/2009	4.95125%	30	$247,562.50	$4.126041667
Class B (2008-A)			05/15/2009	1.23241%	30	$154,050.79	$1.027005267

Total Class B						$1,181,925.79

Class C (2007-1)	254683AA3	04/09/2009	05/15/2009	0.77125%	30	$128,541.67	$0.642708350
Class C (2007-2)		04/09/2009	05/15/2009	2.00125%	30	$333,541.67	$1.667708350
Class C (2008-1)		04/09/2009	05/15/2009	5.15125%	30	$1,287,812.50	$4.292708333
Class C (2008-2)		04/09/2009	05/15/2009	5.15125%	30	$429,270.83	$4.292708300
Class C (2008-3)		04/09/2009	05/15/2009	6.90125%	30	$603,859.38	$5.751041714

Total Class C						$2,783,026.05

Total						$18,217,584.49

2. Principal to be paid on this Distribution Date:

			Shortfall	Amount	Amount of	Total amount
		Scheduled principal	in scheduled	of principal	principal paid per	of principal
		payments	principal	paid on this	$1,000 of Stated	paid through this
Tranche	CUSIP Number		payments	Distribution Date	Principal Amount	Distribution Date

Class A (2007-1)	254683AC9	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2007-2)	254683AD7	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-1)	254683AE5	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-2)	254683AF2	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-3)	254683AG0	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-4)	254683AH8	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-A)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-B)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class A (2008-C)		$0.00	$0.00	$0.00	$0.000000000	$0.00

Total Class A		$0.00	$0.00	$0.00		$0.00

Class B (2007-1)	254683AB1	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2007-2)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2008-1)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2008-2)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2008-3)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class B (2008-A)		$0.00	$0.00	$0.00	$0.000000000	$0.00

Total Class B		$0.00	$0.00	$0.00		$0.00

Class C (2007-1)	254683AA3	$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2007-2)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2008-1)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2008-2)		$0.00	$0.00	$0.00	$0.000000000	$0.00
Class C (2008-3)		$0.00	$0.00	$0.00	$0.000000000	$0.00

Total Class C		$0.00	$0.00	$0.00		$0.00

Total		$0.00	$0.00	$0.00		$0.00

3. Principal Amount and Nominal Liquidation Amount (as of end of April 2009 ):

(reflects issuances during April 2009 and principal payments and Nominal Liquidation Amount Deficits after giving effect to all allocations on this Distribution Date)

			Adjusted	Nominal
	Stated Principal	Outstanding Dollar	Outstanding Dollar	Liquidation
Tranche	Amount	Principal Amount	Principal Amount	Amount

Class A (2007-1)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2007-2)	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00	$1,250,000,000.00
Class A (2008-1)	$900,000,000.00	$900,000,000.00	$900,000,000.00	$900,000,000.00
Class A (2008-2)	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00	$1,000,000,000.00
Class A (2008-3)	$850,000,000.00	$850,000,000.00	$850,000,000.00	$850,000,000.00
Class A (2008-4)	$750,000,000.00	$750,000,000.00	$750,000,000.00	$750,000,000.00
Class A (2008-A)	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00

Total Class A	$6,250,000,000.00	$6,250,000,000.00	$6,250,000,000.00	$6,250,000,000.00

Class B (2007-1)	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class B (2007-2)	$115,000,000.00	$115,000,000.00	$115,000,000.00	$115,000,000.00
Class B (2008-1)	$85,000,000.00	$85,000,000.00	$85,000,000.00	$85,000,000.00
Class B (2008-2)	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
Class B (2008-3)	$60,000,000.00	$60,000,000.00	$60,000,000.00	$60,000,000.00
Class B (2008-A)	$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00

Total Class B	$710,000,000.00	$710,000,000.00	$710,000,000.00	$710,000,000.00

Class C (2007-1)	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class C (2007-2)	$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
Class C (2008-1)	$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
Class C (2008-2)	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
Class C (2008-3)	$105,000,000.00	$105,000,000.00	$105,000,000.00	$105,000,000.00

Total Class C	$905,000,000.00	$905,000,000.00	$905,000,000.00	$905,000,000.00

Total	$7,865,000,000.00	$7,865,000,000.00	$7,865,000,000.00	$7,865,000,000.00

4. Nominal Liquidation Amount for Tranches of Notes Outstanding:
(including all tranches issued as of the end of April 2009, after taking into account all allocations expected to occur on this Distribution Date)

			Increase due to				Reductions	Reductions
	Nominal	Increase due	withdrawals of	Increase due to		Increases and	due to	due to	Nominal	Cumulative
	Liquidation	to Accretion	Prefunding Excess	reimbursement	Reductions due	reductions due	reallocation	deposits into	Liquidation	unreimbursed
	Amount as of the	of Principal	Amounts from	of Nominal	to allocation	to reallocation	of Series	Principal	Amount as	Nominal
	beginning of Due	for Discount	Principal Funding	Liquidation	of charged-off	of charged-off	Principal	Funding	of the end of	Liquidation
Tranche	Period	Notes	Subaccount	Amout Deficits	receivables	receivables	Amounts	Subaccount	the Due Period	Amount Deficit

Class A (2007-1)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A (2007-2)	$1,250,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,250,000,000	$0.00
Class A (2008-1)	$900,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$900,000,000	$0.00
Class A (2008-2)	$1,000,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$1,000,000,000	$0.00
Class A (2008-3)	$850,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$850,000,000	$0.00
Class A (2008-4)	$750,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$750,000,000	$0.00
Class A (2008-A)	$500,000,000	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$500,000,000	$0.00
Class A (2008-B)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00
Class A (2008-C)	$0	N/A	$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$0	$0.00

Total Class A	$6,250,000,000		$0.00	$0.00	$0.00	$0.00	N/A	$0.00	$6,250,000,000	$0.00

Class B (2007-1)	$200,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000	$0.00
Class B (2007-2)	$115,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$115,000,000	$0.00
Class B (2008-1)	$85,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$85,000,000	$0.00
Class B (2008-2)	$100,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$100,000,000	$0.00
Class B (2008-3)	$60,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$60,000,000	$0.00
Class B (2008-A)	$150,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$150,000,000	$0.00

Total Class B	$710,000,000		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$710,000,000	$0.00

Class C (2007-1)	$200,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000	$0.00
Class C (2007-2)	$200,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$200,000,000	$0.00
Class C (2008-1)	$300,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$300,000,000	$0.00
Class C (2008-2)	$100,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$100,000,000	$0.00
Class C (2008-3)	$105,000,000	N/A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$105,000,000	$0.00

Total Class C	$905,000,000		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$905,000,000	$0.00

Total	$7,865,000,000		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$7,865,000,000	$0.00

5. Targeted Deposits to Principal Funding Subaccounts with respect to this Distribution Date:

Targeted deposit to Principal Funding Subaccount

	Beginning	Amount		Shortfalls in targeted		Amounts withdrawn	Prefunding		Income earned on
	Principal	scheduled to be		deposit to Principal		from Principal	Excess Amounts		funds on deposit
	Funding	deposited on this		Funding Subaccount	Actual deposit to	Funding Subacccount	withdrawn from	Ending Principal	in Principal
	Subaccount	Distribution	Previous	with respect to this	Principal Funding	for payment	Principal Funding	Funding	funding
Tranche	balance	Date	shortfalls	Distribution Date	Subaccount	to Noteholders	Subaccount	Subaccount balance	Subaccount

Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class C (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

6. Prefunding with respect to this Distribution Date:

				Prefunding	Actual deposit
	Beginning	Prefunded amount		Excess Amounts	to Principal
	balance of	applied to	Targeted	withdrawn from	Funding	Ending balance
	prefunded	scheduled	Prefunding	Principal Funding	Subaccount for	of prefunded
Tranche	deposits	principal deposits	Deposits	Subaccount	Prefunding	deposits

Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

7. Targeted Deposits to Interest Funding Subaccounts with respect to this Distribution Date:
		Targeted deposit to Interest Funding Subaccount with
			respect to this Distribution Date

					Shortfalls in
					targeted deposit		Amounts withdrawn		Income earned
	Beginning	Interest accrued		Total targeted	to Interest Funding		from Interest	Ending Interest	on funds
	Interest Funding	during monthly		deposit to	Subaccount with	Actual deposit to	Funding Subacccount	Funding	on deposit in
	Subaccount	interest	Previous	Interest Funding	respect to this	Interest Funding	for payment	Subaccount	Interest Funding
Tranche	balance	accrual period	shortfalls	Subaccount	Distribution Date	Subaccount	to Noteholders	balance	Subaccount

Class A (2007-1)	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$0.00	$4,708,333.33	$4,708,333.33	$0.00	$0.00
Class A (2007-2)	$1,729,166.67	$1,729,166.67	$0.00	$1,729,166.67	$0.00	$1,729,166.67	$0.00	$3,458,333.34	$199.87
Class A (2008-1)	$0.00	$750,937.50	$0.00	$750,937.50	$0.00	$750,937.50	$750,937.50	$0.00	$0.00
Class A (2008-2)	$0.00	$1,209,375.00	$0.00	$1,209,375.00	$0.00	$1,209,375.00	$1,209,375.00	$0.00	$0.00
Class A (2008-3)	$0.00	$3,612,500.00	$0.00	$3,612,500.00	$0.00	$3,612,500.00	$3,612,500.00	$0.00	$0.00
Class A (2008-4)	$0.00	$3,531,250.00	$0.00	$3,531,250.00	$0.00	$3,531,250.00	$3,531,250.00	$0.00	$0.00
Class A (2008-A)	$0.00	$440,236.82	$0.00	$440,236.82	$0.00	$440,236.82	$440,236.82	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class A	$1,729,166.67	$15,981,799.32	$0.00	$15,981,799.32	$0.00	$15,981,799.32	$14,252,632.65	$3,458,333.34	$199.87

Class B (2007-1)	$0.00	$115,208.33	$0.00	$115,208.33	$0.00	$115,208.33	$115,208.33	$0.00	$0.00
Class B (2007-2)	$0.00	$124,703.13	$0.00	$124,703.13	$0.00	$124,703.13	$124,703.13	$0.00	$0.00
Class B (2008-1)	$0.00	$244,463.54	$0.00	$244,463.54	$0.00	$244,463.54	$244,463.54	$0.00	$0.00
Class B (2008-2)	$0.00	$295,937.50	$0.00	$295,937.50	$0.00	$295,937.50	$295,937.50	$0.00	$0.00
Class B (2008-3)	$0.00	$247,562.50	$0.00	$247,562.50	$0.00	$247,562.50	$247,562.50	$0.00	$0.00
Class B (2008-A)	$0.00	$154,050.79	$0.00	$154,050.79	$0.00	$154,050.79	$154,050.79	$0.00	$0.00

Total Class B	$0.00	$1,181,925.79	$0.00	$1,181,925.79	$0.00	$1,181,925.79	$1,181,925.79	$0.00	$0.00

Class C (2007-1)	$0.00	$128,541.67	$0.00	$128,541.67	$0.00	$128,541.67	$128,541.67	$0.00	$0.00
Class C (2007-2)	$0.00	$333,541.67	$0.00	$333,541.67	$0.00	$333,541.67	$333,541.67	$0.00	$0.00
Class C (2008-1)	$0.00	$1,287,812.50	$0.00	$1,287,812.50	$0.00	$1,287,812.50	$1,287,812.50	$0.00	$0.00
Class C (2008-2)	$0.00	$429,270.83	$0.00	$429,270.83	$0.00	$429,270.83	$429,270.83	$0.00	$0.00
Class C (2008-3)	$0.00	$603,859.38	$0.00	$603,859.38	$0.00	$603,859.38	$603,859.38	$0.00	$0.00

Total Class C	$0.00	$2,783,026.05	$0.00	$2,783,026.05	$0.00	$2,783,026.05	$2,783,026.05	$0.00	$0.00

Total	$1,729,166.67	$19,946,751.16	$0.00	$19,946,751.16	$0.00	$19,946,751.16	$18,217,584.49	$3,458,333.34	$199.87

8. Deposits to and withdrawals from Class C Reserve Subaccounts:

					Amounts
		Income earned			withdrawn from
	Beginning Class	on funds on			Class C Reserve	Excess amounts	Ending Class C	Cumulative
	C Reserve deposit in Class Targeted deposit to			Actual deposit to	Subaccount for	withdrawn from	Reserve	Shortfall in Class
	Subaccount	C Reserve	Class C Reserve	Class C Reserve	application to	Class C Reserve	Subaccount	C Reserve
Tranche	balance	Subaccount	Subaccount	Subaccount	Class C Notes	Subaccount	balance	Subaccount

Class C (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

9. Deposits to and withdrawals from Accumulation Reserve Subaccounts:

				Amounts
				withdrawn from
				Accumulation			Income earned
	Beginning			Reserve	Excess amounts	Ending	on funds on
	Accumulation	Targeted deposit	Actual deposit to	Subaccount for	withdrawn from	Accumulation	deposit in
	Reserve	to Accumulation	Accumulation	use as Series	Accumulation	Reserve	Accumulation
	Subaccount	Reserve	Reserve	Finance Charge	Reserve	Subaccount	Reserve
Tranche	balance	Subaccount	Subaccount	Amounts	Subaccount	balance	Subaccount

Class A (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-4)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class A	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class B (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B (2008-A)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class B	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Class C (2007-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2007-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-1)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-2)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C (2008-3)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class C	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

10. Class A: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount		Available Subordinated Amount of
	of Class B Notes		Class B Notes		Usage of Class B

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class A (2007-1)	$62,857,140.00	$62,857,140.00	$62,857,140.00	$62,857,140.00	$0.00	$0.00
Class A (2007-2)	$78,571,425.00	$78,571,425.00	$78,571,425.00	$78,571,425.00	$0.00	$0.00
Class A (2008-1)	$56,571,426.00	$56,571,426.00	$56,571,426.00	$56,571,426.00	$0.00	$0.00
Class A (2008-2)	$62,857,140.00	$62,857,140.00	$62,857,140.00	$62,857,140.00	$0.00	$0.00
Class A (2008-3)	$53,428,569.00	$53,428,569.00	$53,428,569.00	$53,428,569.00	$0.00	$0.00
Class A (2008-4)	$47,142,855.00	$47,142,855.00	$47,142,855.00	$47,142,855.00	$0.00	$0.00
Class A (2008-A)	$31,428,570.00	$31,428,570.00	$31,428,570.00	$31,428,570.00	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class A	$392,857,125.00	$392,857,125.00	$392,857,125.00	$392,857,125.00	$0.00	$0.00

	Required Subordinated Amount of		Available Subordinated Amount of
	Class C Notes		Class C Notes		Usage of Class C

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class A (2007-1)	$80,000,000.00	$80,000,000.00	$80,000,000.00	$80,000,000.00	$0.00	$0.00
Class A (2007-2)	$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00	$0.00	$0.00
Class A (2008-1)	$72,000,000.00	$72,000,000.00	$72,000,000.00	$72,000,000.00	$0.00	$0.00
Class A (2008-2)	$80,000,000.00	$80,000,000.00	$80,000,000.00	$80,000,000.00	$0.00	$0.00
Class A (2008-3)	$68,000,000.00	$68,000,000.00	$68,000,000.00	$68,000,000.00	$0.00	$0.00
Class A (2008-4)	$60,000,000.00	$60,000,000.00	$60,000,000.00	$60,000,000.00	$0.00	$0.00
Class A (2008-A)	$40,000,000.00	$40,000,000.00	$40,000,000.00	$40,000,000.00	$0.00	$0.00
Class A (2008-B)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A (2008-C)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

Total Class A	$500,000,000.00	$500,000,000.00	$500,000,000.00	$500,000,000.00	$0.00	$0.00

11. Class B: Required Subordinated Amount; Available Subordinated Amount; Usage:

	Required Subordinated Amount of		Available Subordinated Amount of
	Class C Notes		Class C Notes		Usage of Class C

	As of last	As of current	As of last	As of current	As of last	As of current
Tranche	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date	Distribution Date

Class B (2007-1)	$147,569,280.60	$147,569,280.60	$147,569,280.60	$147,569,280.60	$0.00	$0.00
Class B (2007-2)	$84,852,336.35	$84,852,336.35	$84,852,336.35	$84,852,336.35	$0.00	$0.00
Class B (2008-1)	$62,716,944.26	$62,716,944.26	$62,716,944.26	$62,716,944.26	$0.00	$0.00
Class B (2008-2)	$73,784,640.31	$73,784,640.31	$73,784,640.31	$73,784,640.31	$0.00	$0.00
Class B (2008-3)	$44,270,784.18	$44,270,784.18	$44,270,784.18	$44,270,784.18	$0.00	$0.00
Class B (2008-A)	$110,676,960.45	$110,676,960.45	$110,676,960.45	$110,676,960.45	$0.00	$0.00

Total Class B	$523,870,946.15	$523,870,946.15	$523,870,946.15	$523,870,946.15	$0.00	$0.00

12. Excess Spread Triggers:

	For this	For the preceding	For the second preceding	Three-month average for
	Distribution Date	Distribution Date	Distribution Date	this Distribution Date

Excess Spread Amount (1)	$24,098,609.28	38,571,579.20	38,059,456.23	$33,576,548.24
Excess Spread Percentage (2)	3.68%	5.89%	5.81%	5.12%
Group Excess Spread (3)	$39,156,784.94	$80,801,754.00	$87,667,136.55	$69,208,558.50
Group Excess Spread Percentage (4)	2.08%	4.30%	4.65%	3.68%
Interchange Subgroup Excess Spread (5)	$83,656,458.07	$119,571,538.60	$119,931,895.83	$107,719,964.17
Interchange Subgroup Excess Spread Percentage (6)	5.08%	7.25%	7.26%	6.53%

13. Excess Spread Early Redemption Event: No

U.S. BANK NATIONAL ASSOCIATION, as Indenture Trustee By: ________________________________

(1)	The Excess Spread Amount means, generally, with respect to the DiscoverSeries notes for any distribution date: the difference, whether positive or negative, between

	(x)	the sum of

		(a)	the amount of Finance Charge Amounts allocated to the DiscoverSeries pursuant to the Indenture;

		(b)	any amounts to be treated as Series Finance Charge Amounts and designated to be a part of the Excess Spread Amount pursuant to any Terms Document;

		(c)	an amount equal to income earned on all funds on deposit in the Principal Funding Account (including all subaccounts of such account) (net of investment expenses and losses); and

		(d)	the amount withdrawn from the Accumulation Reserve Subaccount to cover the Accumulation Negative Spread on the Principal Funding Subaccounts, and

	(y)	the sum of all interest, swap payments or accreted discount and servicing fees for the DiscoverSeries notes and reimbursement of all charged-off receivables allocated to the DiscoverSeries, in each case for the applicable period only.

(2)	The Excess Spread Percentage means, generally, with respect to the DiscoverSeries notes for any distribution date, the Excess Spread Amount, multiplied by twelve and divided by the sum of the Nominal Liquidation Amount of all outstanding DiscoverSeries notes as of the beginning of the related Due Period.

(3)	The Group Excess Spread is the sum of the series excess spreads for each series, including each subseries, in the group to which the Series 2007-CC Collateral Certificate belongs. With respect to series other than Series 2007-CC, the “series excess spread” generally means

	(w)	the sum of the Class A and Class B finance charge collections, interchange and investment income, minus

	(x)	the sum of

		(a)	Class A and Class B monthly interest;

		(b)	Class A and Class B monthly servicing fees;

		(c)	Class A and Class B monthly charge-offs; and

		(d)	the credit enhancement fee;

in each case for the distribution date; minus

	(y)	for any series of certificates that has a subordinated interest rate swap, any payment made by the master trust pursuant to that interest rate swap; and minus

	(z)	for so long as not all outstanding series of certificates are eligible for allocations of interchange, the amount of interchange allocated to such series of certificates if the series excess spread for such series is otherwise positive; provided that if deducting interchange would make the series excess spread for such series of certificates negative, then the series excess spread will be deemed to be zero.

With respect to Series 2007-CC, the “series excess spread” generally means the Excess Spread Amount for the DiscoverSeries notes. See item 12 and footnote 1. The Group Excess Spread will be reported for so long as the Series 2007-CC collateral certificate is the only collateral certificate owned by the Note Issuance Trust.

(4)	The Group Excess Spread Percentage generally means the Group Excess Spread, multiplied by twelve and divided by the sum of the aggregate investor interest in receivables for all series of master trust certificates as of the beginning of the related Due Period.

(5)	The Interchange Subgroup Excess Spread means the sum of

	(x)	all amounts available to be deposited into the master trust’s interchange reallocation account for all series to which interchange is allocated and

	(y)	the Interchange Subgroup Allocable Group Excess Spread, which is

		(a)	if the Group Excess Spread is greater than or equal to zero, the Group Excess Spread multiplied by the Interchange Subgroup Excess Allocation Percentage (the sum of the investor interest in receivables for each master trust series that is allocated interchange, divided by the sum of the investor interest in receivables for all master trust series) and

		(b)	if the Group Excess Spread is less than zero, the Group Excess Spread multiplied by the Interchange Subgroup Shortfall Allocation Percentage (the sum of the series excess spreads for all master trust series allocated interchange for which the series excess spread was negative, divided by the sum of the series excess spreads for all master trust series for which the series excess spread was negative).

The Interchange Subgroup Excess Spread will be reported for so long as the Series 2007-CC collateral certificate is the only collateral certificate owned by the Note Issuance Trust and any series of master trust certificates not entitled to allocations of interchange is outstanding.

(6)	The Interchange Subgroup Excess Spread Percentage means the Interchange Subgroup Excess Spread, multiplied by twelve and divided by the investor interest in receivables for all series of master trust certificates that are allocated interchange at the beginning of the related Due Period.